Expense Example - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	928
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	$ 1,520